Securities	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The following table summarizes the carrying amounts of the bank’s securities by classification:

(Canadian $ in millions)	April 30, 2025	October 31, 2024
Trading securities (1)	$173,889	$168,926
Fair value through profit or loss securities (FVTPL)
FVTPL securities mandatorily measured at fair value	7,141	6,850
FVTPL investment securities held by Insurance subsidiaries designated at fair value	12,788	12,214
Total FVTPL securities	19,929	19,064
Fair value through other comprehensive income (FVOCI) securities (2)	105,938	93,702
Amortized cost securities (3)	100,269	115,188
Total	$400,025	$396,880

(1)
Trading securities include interests of $35,823 million as at April 30, 2025 ($21,485 million as at October 31, 2024) in Collateralized Mortgage Obligations (CMO). We receive CMO in return for our sales of Mortgage Backed Securities (MBS) to certain structured vehicles that we do not consolidate. When we subsequently sell these CMO to third parties, but do not transfer substantially all risks and rewards of ownership to the third-party investor, or we maintain an interest in the sold instrument, we retain these CMO on our Consolidated Balance Sheet. Refer to Note 7 of our annual consolidated financial statements for the year ended October 31, 2024 for further discussion on these vehicles.

(2)	Amounts are net of ACL of $5 million ($4 million as at October 31, 2024).
(3)	Amounts are net of ACL of $3 million ($3 million as at October 31, 2024).
Amortized Cost Securities
The following table summarizes the carrying value and fair value of amortized cost debt securities:

(Canadian $ in millions)	April 30, 2025		October 31, 2024
	Carrying value	Fair value	Carrying value	Fair value
Issued or guaranteed by:
Canadian federal government	$1,469	$1,458	$2,465	$2,403
Canadian provincial and municipal governments	5,756	5,754	4,488	4,216
U.S. federal government	44,184	40,603	55,421	51,319
U.S. states, municipalities and agencies	168	170	182	180
Other governments	528	527	681	675
NHA MBS, U.S. agency MBS and CMO (1)	40,105	36,629	42,773	38,619
Corporate debt	8,059	7,858	9,178	9,049
Total	$100,269	$92,999	$115,188	$106,461

(1)	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act.
 The carrying value of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses on FVOCI securities:

(Canadian $ in millions)	April 30, 2025				October 31, 2024
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	$43,994	$622	$(6)	$44,610	$33,892	$303	$(18)	$34,177
Canadian provincial and municipal governments	5,708	157	(12)	5,853	5,939	82	(25)	5,996
U.S. federal government	17,324	290	(48)	17,566	17,033	100	(168)	16,965
U.S. states, municipalities and agencies	5,404	36	(74)	5,366	5,125	24	(81)	5,068
Other governments	4,609	45	(11)	4,643	5,643	20	(7)	5,656
NHA MBS, U.S. agency MBS and CMO	23,278	235	(269)	23,244	21,570	58	(335)	21,293
Corporate debt	4,451	34	(18)	4,467	4,391	31	(52)	4,370
Corporate equity	161	28	-	189	135	42	-	177
Total	$104,929	$1,447	$(438)	$105,938	$93,728	$660	$(686)	$93,702
 Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
FVOCI securities	$1,079	$896	$2,176	$1,843
Amortized cost securities	661	1,075	1,466	2,029
Total	$1,740	$1,971	$3,642	$3,872

Non-Interest
Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
FVTPL securities	$47	$25	$96	$32
FVOCI securities - net realized gains (1)	20	55	29	63
Impairment on FVOCI and amortized cost securities	(1)	1	(1)	(1)
Securities gains, other than trading	$66	$81	$124	$94

(1)	Gains are net of (losses) on hedge contracts.
Interest and dividend income and gains on securities held in our Insurance business are recorded as a component of non-interest
revenue, insurance investment results, in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Interest and dividend income	$133	$131	$269	$258
Gains (losses) from securities designated at FVTPL (1)	(304)	(301)	(23)	606
Realized gains from FVOCI securities	2	-	2	-
Total interest and dividend income and gains held in our Insurance business	$(169)	$(170)	$248	$864

(1)	Gains (losses) on these securities may be offset by certain (losses) gains from changes in insurance-related liabilities.